General information and basis of preparation - Number of Selling Days (Details) - day	6 Months Ended						12 Months Ended
	Dec. 31, 2025	Jun. 27, 2025	Dec. 31, 2024	Jun. 28, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Corporate information and statement of IFRS compliance [abstract]
Number of days in selling week							5
Number of selling days in period	133	128	132	130	130	130	261	262	260